Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,441,056	$ 726,988	$ 1,745
Rebates and incentive payments	100	100	600
Crypto services
Disaggregation of Revenue [Line Items]
Total revenue	3,441,056	726,988	1,745
Crypto services | Related Party
Disaggregation of Revenue [Line Items]
Total revenue	300	300	300
Transaction revenue
Disaggregation of Revenue [Line Items]
Total revenue	3,440,976	726,796	1,541
Transaction revenue | Related Party
Disaggregation of Revenue [Line Items]
Total revenue	300	300	300
Subscription and service revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 80	$ 192	$ 204